Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Income Before Income Tax Domestic And Foreign
	Year ended December 31,
	2011	2012	2013
Domestic income/(loss) (Marshall Islands)	$190,940	$(67,582)	$170,645
Foreign loss	(68,214)	(20,797)	(62,731)

Total income/(loss) before taxes	$122,726	$(88,379)	$107,914

Schedule Of Components Of Income Tax Expense Benefit
	Year ended December 31,
	2011	2012	2013
Current Tax expense	$27,637	$43,957	$44,591
Deferred Tax expense	(209)	-	-
Income taxes	$27,428	$43,957	$44,591
Effective tax rate	22.3%	-49.7%	41.3%

Schedule Reconciliation Total Tax Expense
	Year ended December 31,
Reconciliation of total tax expense:	2011	2012	2013
Change in valuation allowance	$(41,870)	$6,311	$-
Differences in tax rates	(3,288)	(3,896)	89
Effect of permanent differences	2	120	-
Adjustments in respect to current income tax of previous years	(766)	184	683
Tax rate on interest	(3,318)	(1,599)	742
Effect of exchange rate differences	-	-	7
Income tax	26,132	42,837	43,070

Loss of tax loss carry forward because of liquidation	50,536	-	-

Total	$27,428	$43,957	$44,591

Schedule Of Deferred Tax Assets And Liabilities

	Year ended December 31,
	2012	2013
Deferred tax assets
Net operations loss carry forward	$8,707	$1,723
Accelerated depreciation of assets	107	65
Pension	1,136	608
Total deferred tax assets	$9,950	$2,396
Less: valuation allowance	(9,950)	(2,396)
Total deferred tax assets, net	$-	$-
	1	1